Inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventories [Abstract]
Inventory recognized as expense	$ 63.2
Amount transfer from inventories to mining rigs	146.8	0.3
Write-down or reserve of write-down of inventory